Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Securian Funds Trust
Prospectus Date	rr_ProspectusDate	May 01, 2020
SFT T. Rowe Price Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary: SFT T. Rowe Price Value Fund
Objective [Heading]	rr_ObjectiveHeading	SFT T. Rowe Price Value Fund: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	SFT T. Rowe Price Value Fund: Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Fund. If these charges were included, the expenses shown in the table below would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 131.1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	131.10%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other Funds.

		The example assumes an investment of $10,000 in the Fund for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Fund. If these other fees and expenses were included, the expenses shown in the example below would be higher. Although actual costs may be higher or lower, based on these assumptions, costs would be:
Strategy [Heading]	rr_StrategyHeading	SFT T. Rowe Price Value Fund: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In taking a value approach to investment selection, at least 65% of the Fund’s total assets will normally be invested in common stocks the Fund’s investment sub-adviser, T. Rowe Price Associates, Inc. (T. Rowe Price), regards as undervalued. Holdings are expected to consist primarily of large-cap stocks, but may also include stocks of mid-cap and small-cap companies.

T. Rowe Price’s in-house research team seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, T. Rowe Price generally looks for one or more of the following:
  Low price/earnings, price/book value, price/sales, or price/cash flow ratios relative to the broader equity market, a company’s peers, or a company’s own historical norm;
  Low stock price relative to a company’s underlying asset values;
  Companies that may benefit from restructuring activity; and/or
  A sound balance sheet and other positive financial characteristics.
In pursuing its investment objective, the Fund has the discretion to deviate from its normal investment criteria, as previously described, and purchase securities that the Fund’s management believes will provide an opportunity for substantial appreciation. These situations might arise when the Fund’s management believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

While most assets will typically be invested in U.S. common stocks, the Fund may invest in foreign stocks in keeping with the Fund’s objective.

		The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Risk [Heading]	rr_RiskHeading	SFT T. Rowe Price Value Fund: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund may result in the loss of money, and may be subject to various risks including the following types of principal risks:
  Active Management Risk – The Fund is subject to the risk that the investment sub-adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform other funds with similar objectives and investment strategies.
  Risk of Stock Investing – is the risk that stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the Fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.
  Investment Style Risk – Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund’s value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.
  Market Capitalization Risk – Because the Fund may invest in companies of any size, and its share price could be more volatile than a fund that invests only in large companies. Small and medium-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. Larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and they may be less capable of responding quickly to competitive challenges and industry changes.
  Foreign Securities Risk – This is the risk that the Fund’s investments in foreign holdings may be adversely affected by political and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. These risks are heightened for the Fund’s investments in emerging markets, which are more susceptible to governmental interference, less efficient trading markets, and the imposition of local taxes or restrictions on gaining access to the Fund’s investments.
  Portfolio Turnover Risk – The Fund may actively and frequently trade its portfolio securities or other instruments to carry out its investment strategies. High portfolio turnover may adversely affect the Fund’s performance and increase transaction costs, which could increase the Fund’s expenses.
  Pandemic Risk – is the risk that pandemics and other illness-related geopolitical events may increase short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Pandemics may adversely affect individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments.

  An outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has spread internationally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund, including political, social and economic risks. Any such impact could adversely affect Fund performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may result in the loss of money
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	SFT T. Rowe Price Value Fund: Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare to the return of a broad based index. The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Fund. If such charges and expenses were included, the returns shown below would be lower. The past performance of the Fund does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare to the return of a broad based index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Fund does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Fund. If such charges and expenses were included, the returns shown below would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter
1Q '19 | 12.35%
Worst Quarter
4Q '18 | -10.63%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ending December 31, 2019)
SFT T. Rowe Price Value Fund | SFT T. Rowe Price Value Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
1 Year	rr_ExpenseExampleYear01	$ 108
3 Years	rr_ExpenseExampleYear03	337
5 Years	rr_ExpenseExampleYear05	585
10 Years	rr_ExpenseExampleYear10	$ 1,294
2015	rr_AnnualReturn2015	(2.02%)
2016	rr_AnnualReturn2016	10.65%
2017	rr_AnnualReturn2017	18.61%
2018	rr_AnnualReturn2018	(9.80%)
2019	rr_AnnualReturn2019	25.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.63%)
1 Year	rr_AverageAnnualReturnYear01	25.86%
5 Years	rr_AverageAnnualReturnYear05	7.86%
Inception	rr_AverageAnnualReturnSinceInception	8.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2014
SFT T. Rowe Price Value Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.54%
5 Years	rr_AverageAnnualReturnYear05	8.29%
Inception	rr_AverageAnnualReturnSinceInception	8.93%